DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥) subsidiary item
DESCRIPTION OF BUSINESS AND ORGANIZATION
Consideration for transferring the ownership of VIE's subsidiaries to the WOFE	¥ 0
Number of VIE's subsidiaries became the Company's wholly-owned subsidiaries | subsidiary	9
Number of Variable Interest Entities | item	2
VIE, option to acquire equity interest percentage	100.00%
VIE, exclusive call option, purchase price	¥ 1
VIE, exclusive call option, contract value limit	¥ 500,000